Investment In Navios Europe I, Navios Europe II and Navios Containers (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long-term debt						$ 14,300	$ 449,420
Debt Instrument Unamortized Discount		$ 8,715				8,715				$ 10,824
Long- term debt		494,462	$ 475,017			494,462	475,017
Investment in affiliates		69,237	1,192			69,237	1,192			52,122
Portion of the carrying balance of related party loan		11,861				11,861				$ 11,706
Investment income		985	803			1,947	1,326
Investment income / (loss)		$ 1,614	$ 0			$ 2,654	0
Number of units received | shares		167,589,764				167,589,764				147,797,720
Formation of Navios Containers							17,323
Common units outstanding | shares		167,589,764				167,589,764				147,797,720
Navios Europe I
Ownership percentage		5.00%				5.00%								5.00%
Number of vessels acquired													10
Long- term debt		$ 10,000				$ 10,000
Estimated maximum potential loss						$ 1,705				$ 1,705
Navios Europe II
Ownership percentage		5.00%				5.00%						5.00%
Number of vessels acquired											14
Cash purchase price											$ 145,550
Estimated maximum potential loss						$ 10,472				10,472
Navios Holdings
Common units outstanding | shares		31,053,233				31,053,233
Navios Revolving Loans I | Navios Europe I
Portion of the carrying balance of related party loan		$ 1,205				$ 1,205				1,205
Navios Revolvings Loans II | Navios Europe II
Portion of the carrying balance of related party loan		9,772				9,772				9,772
Navios Term Loans I | Navios Europe I
Investment in affiliates		500				500				500
Navios Term Loans II | Navios Europe II
Investment in affiliates		700				700				700
Junior Loan II | Navios Europe II
Debt instrument face amount												$ 182,150
Debt instrument fair value												$ 99,147
Senior Loans II | Navios Europe II
Proceeds from long-term debt											131,550
Debt Instrument Unamortized Discount											3,375
Navios Holdings | Navios Europe I
Ownership percentage														47.50%
Navios Holdings | Navios Europe II
Ownership percentage												47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity													$ 24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity												$ 43,500
Increase in available amount of loan facility				$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt		10,000				10,000							$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt											$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage														47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage												47.50%
Navios Europe I
Investment in affiliates		500				500				500
Navios Europe II
Investment in affiliates		700				700				700
Navios Containers
Investment in affiliates		$ 68,037				$ 68,037				$ 50,922
Sale of Stock, Percentage of Ownership after Transaction						36.00%
Common units outstanding | shares		12,447,277				12,447,277
Market value of the investment		$ 67,389				$ 67,389
Navios Containers | Navios Holdings
Sale of Stock, Percentage of Ownership after Transaction						3.20%
Common units outstanding | shares		1,090,909				1,090,909
Private Placement | Navios Containers
Sale Of Stock Number Of Shares Issued In Transaction | shares	5,454,546				10,057,645			10,000,000	9,090,909
Proceeds from Issuance of Private Placement	$ 30,000				$ 50,288			$ 50,000	$ 50,000
Sale of Stock, Price Per Share | $ / shares	$ 5.5				$ 5			$ 5	$ 5.5
Private Placement | Navios Holdings | Navios Containers
Formation of Navios Containers					$ 5,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					9.90%
Private Placement | Navios Containers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 14,460				$ 30,000			$ 10,000	$ 10,000
Number of units received | shares	2,629,095				6,000,000			2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction					59.70%
Private Placement | Navios Containers | Navios Holdings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 500
Number of units received | shares	90,909				1,000,000
Warrants | Navios Containers | Expected Term
Sale of Stock, Percentage of Ownership after Transaction					6.80%			6.80%	6.80%
Warrants, Expected term	5 years				5 years			5 years	5 years
Number of warrants received	370,909
Warrants | Navios Holdings | Navios Containers | Expected Term
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.70%
Warrants, Expected term	5 years				5 years
Number of warrants received	9,273
Within caption "Other Income" | Navios Europe I
Investment income / (loss)						$ 0	(1)
Within caption "Other Income" | Navios Europe II
Investment income / (loss)						0	$ (63)
With caption "Equity in net earnings of affiliated companies" | Navios Containers
Investment income						$ 922
Navios Containers Vessels | Navios Containers
Number of vessels acquired					5